Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenue
Investment advisory fees, net—affiliates	$ 486,798		$ 560,978		$ 524,779
Investment advisory fees, net—other	84,154		69,856		61,561
Administrative service fees, net—affiliates	222,487		225,529		220,356
Other service fees, net—affiliates	66,998		74,103		73,343
Other service fees, net—other	12,610		11,799		12,042
Other, net	5,318		3,441		3,033
Total revenue	878,365		945,706		895,114
Operating Expenses
Compensation and related	269,138		257,622		245,439
Distribution	212,901		253,445		235,670
Professional service fees	37,082		18,925		53,737
Office and occupancy	26,301		24,828		24,689
Systems and communications	25,801		25,716		22,971
Advertising and promotional	15,094		13,413		13,413
Travel and related	13,671		12,838		12,174
Intangible asset related	1,597		2,593		7,915
Other	25,037		23,733		21,651
Total operating expenses	626,622		633,113		637,659
Operating income	251,743		312,593		257,455
Nonoperating Income (Expenses)
Investment income, net	6,590		6,756		4,827
Gain on securities, net	16,986	[1]	6,911	[1]	1,432	[1]
Debt expense	(12,464)		(14,441)		(17,047)
Other, net	(3,840)		(3,308)		(296)
Total nonoperating income (expenses), net	7,272		(4,082)		(11,084)
Income before income taxes	259,015		308,511		246,371
Income tax provision	92,660		110,883		91,288
Net income including noncontrolling interests in subsidiaries	166,355		197,628		155,083
Less: Net income attributable to the noncontrolling interests in subsidiaries	4,178		9,540		4,177
Net income	$ 162,177		$ 188,088		$ 150,906
Amounts attributable to Federated Investors, Inc.
Earnings Per Share, Basic and Diluted	$ 1.55	[2]	$ 1.79	[2]	$ 1.45	[2]
Cash dividends per share	$ 0.98		$ 2.47		$ 0.96

[1]	Amounts related to consolidated investment companies totaled $2.6 million, $2.0 million and $(1.2) million for 2013, 2012 and 2011, respectively.
[2]	Federated Common Stock excludes unvested restricted stock which are deemed participating securities in accordance with the two-class method of computing earnings per share.